Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 3,853	$ 4,096
Fair value of plan assets	2,787	2,321
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	3,853	4,096
Accumulated benefit obligation	3,566	3,776
Fair value of plan assets	$ 2,787	$ 2,321